April 2, 2012	Yoon Y. Choo D 202.778.9340 F 202.778.9100 yoon.choo@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Preliminary Proxy Statement for the Versatile Bond Portfolio, a series of Permanent Portfolio Family of Funds, Inc. (File No. 811-3379)

Ladies and Gentlemen:

On behalf of the Versatile Bond Portfolio (“Portfolio”), a series of Permanent Portfolio Family of Funds, Inc., transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement proposed to be used in connection with a special meeting of the shareholders of the Portfolio.  The preliminary proxy statement asks shareholders to consider and vote upon the following proposals: (1) to change the Portfolio’s investment policy to permit the Portfolio to invest at least 80% of its net assets in bonds; (2) to change the Portfolio’s investment objective to seek to earn high current income; and (3) to eliminate the Portfolio’s fundamental investment limitation that prohibits the Portfolio from holding more than 5% of its net assets in investments that are not readily marketable.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9340.

Sincerely,

/s/ Yoon Y. Choo

cc:	Michael J. Cuggino
Permanent Portfolio Family of Funds, Inc.
Donald W. Smith
R. Darrell Mounts
K&L Gates LLP